Consolidated Statement of Stockholders' Equity - USD ($)	Total	Common Stock $0.0001 par value	Preferred Stock $0.0001 par value	Additional paid in capital	Accumulated deficit
Balance at Dec. 03, 2014
Balance, Shares at Dec. 03, 2014
Net loss	(111,990)				(111,990)
Contributed capital	1,010,101	$ 364		1,009,737
Contributed capital, Shares		3,642,084
Balance at Dec. 31, 2014	898,111	$ 364		1,009,737	(111,990)
Balance, Shares at Dec. 31, 2014		3,642,084
Net loss	(7,525,821)				(7,525,821)
Distributions	(309,015)				(309,015)
Business Combination, net	2,525,865	$ 477	$ 137	2,525,251
Business Combination, net, Shares		4,774,465	1,369,735
Fair value of Series A and B warrant liabilities	(6,675,200)			(6,675,200)
Issuance of common stock and warrants	1,000,000	$ 38		999,962
Issuance of common stock and warrants, Shares		375,000
Issuance of common stock	262,501	$ 5		262,496
Issuance of common stock, Shares		44,872
Adjustment to additional paid in capital				2,140,250	(2,140,250)
Balance at Dec. 31, 2015	(9,823,559)	$ 884	$ 137	262,496	(10,087,076)
Balance, Shares at Dec. 31, 2015		8,836,421	1,369,735
Net loss	(1,863,857)				(1,863,857)
Conversion of warrant liability to common stock	1,251,249	$ 64		1,251,185
Conversion of warrant liability to common stock, Shares		641,666
Conversion of warrant liability to preferred stock	6,340,281		$ 321	6,339,960
Conversion of warrant liability to preferred stock, Shares			3,208,335
Issuance of common stock for acquisition of Tempus Jets, Inc.	500,000	$ 24		499,976
Issuance of common stock for acquisition of Tempus Jets, Inc., Shares		242,131
Stock-based compensation	58,559			58,559
Balance at Mar. 31, 2016	$ (3,537,327)	$ 972	$ 458	$ 8,412,176	$ (11,950,933)
Balance, Shares at Mar. 31, 2016		9,720,218	4,578,070